Related Parties Payable (Details) - Schedule of significant balances between group and related parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Parties Payable (Details) - Schedule of significant balances between group and related parties [Line Items]
Borrowing of funds	$ 467,568	$ 1,132,811
Yan, Keyan [Member]
Related Parties Payable (Details) - Schedule of significant balances between group and related parties [Line Items]
Borrowing of funds	36,697	826,422
Sun, Lei [Member]
Related Parties Payable (Details) - Schedule of significant balances between group and related parties [Line Items]
Borrowing of funds	$ 430,871	$ 306,389